Pension and severance Plans (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension and severance plans (Textuals) [Abstract]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Adjustments of beginning retained earnings			¥ 668,000,000
Adjustments of accumulated other comprehensive income			630,000,000
Expected Amortization of Net actuarial loss from accumulated other comprehensive income in next fiscal Year	13,454,000,000
Expected Amortization of Prior service cost from accumulated other comprehensive income in next fiscal Year	10,761,000,000
Expected Amortization of Transition obligation asset from accumulated other comprehensive income in next fiscal Year	79,000,000
Commingled funds [Member] | Japanese Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	39.00%	38.00%
Percentage of investments in fixed income securities for the pension plans	58.00%	57.00%
Percentage of investments in other investments for the pension plans	3.00%	5.00%
Japanese Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	28.00%
Percentage of investments in fixed income securities for the pension plans	58.00%
Percentage of investments in other investments for the pension plans	14.00%
Expected contribution in defined benefit pension plans	35,000,000,000
Foreign Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	54.00%
Percentage of investments in fixed income securities for the pension plans	34.00%
Percentage of investments in other investments for the pension plans	12.00%
Expected contribution in defined benefit pension plans	11,000,000,000
Pension and severance plans (Textuals) [Abstract]
Expected Amortization of Transition obligation asset from accumulated other comprehensive income in next fiscal Year	¥ 20,000,000	¥ 67,000,000	¥ 212,000,000
Japanese equity securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	64.00%	62.00%
Foreign Equity securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	36.00%	38.00%
Japanese national and local governments [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in fixed income securities for the pension plans	65.00%	63.00%
Foreign Government Debt Securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in fixed income securities for the pension plans	35.00%	37.00%